Analysis of Net Debt (Tables)	12 Months Ended
Dec. 31, 2019
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Component of Net Debt

	As at 31 December 2019		As at 31 December 2018
	Fair value* € m	Book value € m	Fair value* € m	Book value € m
Lease liabilities under IFRS 16 (note 22) (i)	(1,511)	(1,511)	-	-
Interest-bearing loans and borrowings (note 26) (ii)	(9,572)	(9,014)	(9,223)	(9,316)
Derivative financial instruments (net) (note 27)	65	65	(14)	(14)
Cash and cash equivalents (note 25)	3,755	3,755	2,346	2,346
Group net debt	(7,263)	(6,705)	(6,891)	(6,984)

Reconciliation of Opening to Closing Net Debt

Reconciliation of opening to closing net debt	2019 € m	2018 € m	2017 € m
At 1 January	(6,984)	(5,796)	(5,297)
Movement in year
Effect of adopting IFRS 16	(1,954)	-	-
Debt, including lease liabilities, in acquired companies (note 32)	(73)	(74)	(12)
Debt, including lease liabilities, in disposed companies	415	-	-
Increase in interest-bearing loans and borrowings	(91)	(1,434)	(1,010)
Net increase in lease liabilities under IFRS 16 (i)	(163)	-	-
Net cash flow arising from derivative financial instruments	36	(6)	(169)
Repayment of interest-bearing loans, borrowings and finance leases (ii)	572	246	343
Repayment of lease liabilities under IFRS 16 (i)	317	-	-
Mark-to-market adjustment	25	2	9
Translation adjustment on financing activities	(214)	(133)	654
Increase in liabilities from financing activities	(1,130)	(1,399)	(185)
Translation adjustment on cash and cash equivalents	27	17	(161)
Increase/(decrease) in cash and cash equivalents	1,382	194	(153)
At 31 December	(6,705)	(6,984)	(5,796)

Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt

	As at 31 December 2019			As at 31 December 2018
	€ m	Interest rate	Weighted average fixed period Years	€ m	Interest rate	Weighted average fixed period Years
Interest-bearing loans and borrowings nominal - fixed rate (iii)	(8,743)			(9,107)
Derivative financial instruments - fixed rate	1,599			1,726
Net fixed rate debt including derivatives	(7,144)	3.4%	9.2	(7,381)	3.5%	9.8
Interest-bearing loans and borrowings nominal - floating rate (iv)	(158)			(157)
Adjustment of debt from nominal to book value (iii)	(113)			(52)
Derivative financial instruments - currency floating rate	(1,534)			(1,740)
Gross debt including derivative financial instruments, excluding lease liabilities	(8,949)	3.3%		(9,330)	3.6%
Lease liabilities - fixed rate	(1,511)			-
Gross debt including derivative financial instruments, including lease liabilities	(10,460)			(9,330)
Cash and cash equivalents - floating rate (note 25)	3,755			2,346
Group net debt	(6,705)			(6,984)

(i)	All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.

(ii)	Interest-bearing loans and borrowings in 2018 include finance leases previously capitalised under IAS 17.

(iii)	Of the Group’s nominal fixed rate debt at 31 December 2019, € 1,599 million (2018: € 1,726 million) is hedged to floating rate using interest rate swaps.

(iv)	Floating rate debt comprises bank borrowings bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.

Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders
The currency profile of the Group’s net debt and net worth (capital and reserves attributable to the Company’s equity holders) as at 31 December 2019 and 31 December 2018 is as follows:

	euro € m	US Dollar € m	Pound Sterling € m	Canadian Dollar € m	Philippine Peso € m	Polish Zloty € m	Swiss Franc € m	Other (i) € m	Total € m
Lease liabilities under IFRS 16 (note 22) (ii)	(255)	(752)	(223)	(151)	(11)	(27)	(48)	(44)	(1,511)
Cash and cash equivalents (note 25)	1,935	863	238	175	34	105	168	237	3,755
Interest-bearing loans and borrowings (note 26)	(3,310)	(4,444)	(469)	(9)	(439)	-	(303)	(40)	(9,014)
Derivative financial instruments (net) (note 27)	1,438	93	(391)	(676)	(38)	(150)	-	(211)	65
Net debt by major currency including derivative financial instruments	(192)	(4,240)	(845)	(661)	(454)	(72)	(183)	(58)	(6,705)

Non-debt assets and liabilities analysed as follows:
Non-current assets	4,242	14,340	2,783	1,741	1,507	331	459	1,541	26,944
Current assets	1,256	3,315	788	499	150	138	71	312	6,529
Non-current liabilities	(672)	(2,417)	(314)	(205)	(150)	(19)	(121)	(112)	(4,010)
Current liabilities	(1,442)	(1,995)	(837)	(320)	(183)	(147)	(77)	(277)	(5,278)
Non-controlling interests	(48)	(50)	-	-	(414)	-	(6)	(22)	(540)
Capital and reserves attributable to the Company’s equity holders	3,144	8,953	1,575	1,054	456	231	143	1,384	16,940

The equivalent disclosure for the prior year is as follows:

Cash and cash equivalents (note 25)	1,077	646	214	69	13	90	81	156	2,346
Interest-bearing loans and borrowings (note 26)	(3,824)	(4,332)	(495)	(2)	(354)	-	(302)	(7)	(9,316)
Derivative financial instruments (net) (note 27)	1,826	(399)	(340)	(440)	(60)	(198)	(299)	(104)	(14)
Net debt by major currency including derivative financial instruments	(921)	(4,085)	(621)	(373)	(401)	(108)	(520)	45	(6,984)

Non-debt assets and liabilities analysed as follows:
Non-current assets	4,650	13,007	2,461	1,375	1,352	283	741	1,763	25,632
Current assets	1,884	3,222	746	458	117	142	297	284	7,150
Non-current liabilities	(669)	(2,275)	(276)	(203)	(137)	(5)	(164)	(95)	(3,824)
Current liabilities	(1,696)	(1,820)	(836)	(309)	(156)	(136)	(182)	(285)	(5,420)
Non-controlling interests	(51)	(61)	-	-	(384)	-	(11)	(18)	(525)
Capital and reserves attributable to the Company’s equity holders	3,197	7,988	1,474	948	391	176	161	1,694	16,029

(i)	The principal currencies included in this category are the Chinese Renminbi, the Romanian Leu, the Indian Rupee, the Ukrainian Hryvnia and the Serbian Dinar.

(ii)	All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.

Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position
The following table provides certain information related to our cash generation and cha
n
ges in our cash and cash equivalents position:

	2019 € m	2018 € m	2017 € m
Net cash inflow from operating activities	3,466	1,899	2,189
Net cash inflow/(outflow) from investing activities	195	(1,592)	(2,685)
Net cash (outflow)/inflow from financing activities	(2,279)	(113)	343
Increase/(decrease) in cash and cash equivalents	1,382	194	(153)
Cash and cash equivalents at beginning of year, excluding overdrafts (note 25)	2,346	2,135	2,449
Effect of exchange rate changes	27	17	(161)
Cash and cash equivalents at end of year, excluding overdrafts (note 25)	3,755	2,346	2,135
Lease liabilities under IFRS 16	(1,511)	-	-
Bank overdrafts	(41)	(113)	(71)
Borrowings	(8,973)	(9,203)	(7,910)
Derivative financial instruments	65	(14)	50
Total liabilities from financing activities	(10,460)	(9,330)	(7,931)
Net debt at end of year	(6,705)	(6,984)	(5,796)
Cash at bank and in hand reclassified as held for sale	-	-	(20)
Bank overdrafts reclassified as held for sale	-	-	5
Group net debt excluding net debt reclassified as held for sale	(6,705)	(6,984)	(5,811)

Schedule of Significant Borrowings
The main sources of Group debt funding are public bond markets in Europe and North America. The following external bonds were outstanding as at 31 December 2019:

	Annual coupons	Outstanding millions	Final maturity
euro bonds	2.750%	€ 750	2020
US Dollar bonds	5.750%	US$400	2021
euro bonds	1.750%	€ 600	2021
Swiss Franc bonds	1.375%	CHF330	2022
euro bonds	3.125%	€ 750	2023
euro bonds	1.875%	€ 600	2024
US Dollar bonds	3.875%	US$1,250	2025
US Dollar bonds	3.400%	US$600	2027
US Dollar bonds	3.950%	US$900	2028
euro bonds	1.375%	€ 600	2028
Pound Sterling bonds	4.125%	£400	2029
US Dollar bonds (i)	6.400%	US$213	2033
US Dollar bonds	5.125%	US$500	2045
US Dollar bonds	4.400%	US$400	2047
US Dollar bonds	4.500%	US$600	2048

(i)
The US$300 million bond was issued in September 2003, and at time of issuance the bond was partially swapped to floating interest rates. In August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken and the interest rate hedge was closed out. At 31 December 2019, the remaining fair value on the hedged item on the Consolidated Balance Sheet was US$42 millon (2018: US$45 million).